Warrant liabilities (Details)	Sep. 30, 2012	Dec. 31, 2011
Summery of warrants exercisable
Warrants exercisable, issued and outstanding	1,759,301	1,759,301
First Batch Warrants [Member]
Summery of warrants exercisable
Warrants exercisable, issued and outstanding	1,244,368	1,244,368
Second Batch Warrants [Member]
Summery of warrants exercisable
Warrants exercisable, issued and outstanding	514,933	514,933